UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                --------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                SC-BVI Partners
                     ---------------
Address:             420 Lexington Avenue
                     --------------------
                     Suite 2601
                     ----------
                     New York, NY  10170
                     -------------------

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Neil H. Koffler
Title:               Vice President of Managing Partner
Phone:               (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                    New York, NY           May 15, 2003
-------------------------------  ----------------------       ------------
    [Signature]                      [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                          --------------------

Form 13F Information Table Entry Total:             74
                                          --------------------

Form 13F Information Table Value Total:             $21,987
                                          --------------------
                                                (thousands)


List of Other Included Managers:

                              NONE

                                 SC-BVI PARTNERS
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2003


                                                                                                                         ITEM 5:
                                                        ITEM 2:                     ITEM 3:           ITEM 4:           Shares or
                  ITEM 1:                              Title of                     Cusip              Fair            Principal
               Name of Issuer                           Class                       Number          Market Value         Amount
------------------------------------------------------------------------------------------------------------------------------------
24/7 Real Media Inc.                                    Common                      901314104            33,480         108,000 SH
Aames Financial Corp.                                   6.5% Series C Conv. Pfd.    00253A408            40,656          33,600 SH
Aames Financial Corp.                                   Cvt. Sub. Debtentures -
                                                        5.5% of 3/15/06             00253AAE1         2,632,080       3,988,000 PRN
ACTV Inc.                                               Common                      00088E104            16,216          30,030 SH
Allied Material Corp.                                   Common                      6895006             723,805          67,217 SH
Ambassadors International, Inc.                         Common                      23178106            134,260          14,000 SH
American Bank Note Holographic Inc                      Common                      024377103            17,248          21,560 SH
Apex Silver Mines Ltd.                                  Common                      G04074103           375,200          28,000 SH
Arizona Star Resources Corp                             Common                      04059G106           228,494         165,360 SH
Audiocodes Ltd                                          Common                      M15342104           435,389         164,920 SH
Baycorp Holdings Ltd.                                   Common                      072728108           401,650          30,567 SH
Biocryst Pharmaceuticals, Inc                           Common                      09058V103           259,984         171,042 SH
Caliper Technology                                      Common                      130876105           141,750          40,500 SH
Caraco Phamaceutical Lab                                Common                      14075T107            38,070          13,500 SH
Catalytica Energy Systems                               Common                      148884109           106,845          41,900 SH
Chief Consolidated Mining Co.                           Common                      168628105           211,008         420,000 SH
CINAR Corp                                              Common                      171905300           420,000         168,000 SH
Clarent Corp                                            Common                      180461105               501         100,240 SH
Cnon Resources Corp.                                    Common                      138869300            12,237          10,370 SH
Compucom System Inc.                                    Common                      204780100            47,250          13,500 SH
Corvas International Inc.                               Common                      2210D5101           653,033         333,180 SH
Crawford & Co.                                          Common - Class A            224633206           385,183          92,592 SH
Crystlex Inc.                                           Common                      22942F101             8,476           8,150 SH
Cygne Designs Inc.                                      Common                      232556100             1,890          15,120 SH
Delta Financial Corp.                                   Common                      247918105            25,383          11,973 SH
Discovery Partner Int'l Inc.                            Common                      254675101            16,066           5,842 SH
DUSA Phamaceuticals Inc.                                Common                      266898105           176,653          99,804 SH
Empire Energy Corp.                                     Common                      291645208            14,497         152,600 SH
Entrust Inc.                                            Common                      293848107           135,000          54,000 SH
EP Medsystems, Inc.                                     Common                      26881P103           295,304         177,894 SH
ESG Re Ltd.                                             Common                      000G312151          175,820         703,280 SH
First Union Real Estate Equity and Mortgage Investors   Common                      337400105           212,520         126,500 SH
Freeport-McMoran Copper & Gold, Inc.                    Common - Class B            35671D857           230,175          13,500 SH
Gold Field Ltd                                          Common                      38059T106           396,900          37,800 SH
Goldcorp Inc.                                           Common                      380956409           153,845          14,500 SH
Grace W R & Co.                                         Common                      38388F108           185,740         125,500 SH
Harmony Gold                                            Common                      413216300           165,105          13,500 SH
Integrated Telecom Exp Inc                              Common                      45817U101           692,527         364,488 SH
Jacksonville Bancorp, Inc.                              Common                      46924P100            42,588           3,276 SH
Kadus Pharmaceuticals                                   Common                      127639102            64,415          56,504 SH
Liberate Technologies                                   Common                      530129105           451,440         216,000 SH
Liquid Audio, Inc.                                      Common                      53631T102            27,168          87,640 SH
London Pacific Group Ltd                                Sponsored ADR               542073200           151,469         131,712 SH
Max Worldwide Inc.                                      Common                      577940109           155,849         234,360 SH
Maxxam Inc.                                             Common                      577913106           230,832          25,200 SH
Media Arts Group Inc                                    Common                      58439C102             6,181           2,184 SH
Metris Co Inc.                                          Common                      591598107            63,450          27,000 SH
Miix Group Inc.                                         Common                      59862V104            80,863         115,518 SH
MIPS Technologies                                       Common - Class B            604567206           145,554          85,620 SH
MM Companies, Inc.                                      Common                      55310J107            48,801          33,656 SH
Molex Inc.                                              Common - Class B            608554200         1,386,072          75,330 SH
Mutual Risk Mgmt Ltd.                                   Common                      628351108            25,123       1,256,156 SH
Nash Finch Co.                                          Common                      631158102           386,010          45,790 SH
NCRIC Group Inc                                         Common                      628806105           879,606          54,600 SH
Netratings Inc                                          Common                      64116M108            94,250          14,500 SH
Newmont Mining Corp.                                    Common                      651639106           583,145          22,300 SH
Noeomagic Corp.                                         Common                      640497103            69,120          54,000 SH
Northgate Exploration Ltd                               Common                      666416102            32,514          28,000 SH
Onvia.com Inc                                           Common                      68338T403            90,604          34,190 SH
Pep Boy Manny Moe & Jack                                Common                      713278109           123,120          16,200 SH

                                 SC-BVI PARTNERS
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2003


                                                                                                                         ITEM 5:
                                                        ITEM 2:                     ITEM 3:           ITEM 4:           Shares or
                  ITEM 1:                              Title of                     Cusip              Fair            Principal
               Name of Issuer                           Class                       Number          Market Value         Amount
------------------------------------------------------------------------------------------------------------------------------------
Personnel Group of America Inc.                         Common                      715338109           146,088         859,341 SH
Personnel Group of America Inc.                         Cvt. Sub. Notes -
                                                        5.75% of 7/1/04             715338AE9           224,000       1,120,000 PRN
Pharmacyclics Inc                                       Common                      716933106           281,400          84,000 SH
Pomeroy Computer Resources Inc                          Common                      731822102         1,216,230         174,495 SH
Progress Financial Corp.                                Common                      743266108           737,990          57,120 SH
Rio Alto Resources International Inc.                   Common                      766893101           185,890         345,520 SH
SCPIE Holdings Inc.                                     Common                      78402P104         2,020,487         323,796 SH
Selectica Inc.                                          Common                      816288104           158,760          54,000 SH
Tanning Tech. Corp.                                     Common                      87588P101               158             220 SH
Texas Genco Holdings Inc.                               Common                      88244314          1,328,074          76,370 SH
Travis Boats & Motor Inc.                               Common                      894363100            46,980         162,000 SH
Wheaton River Minerals Ltd.                             Common                      962902102            47,267          56,000 SH
Windmill & Co Inc                                       Common                      974259103            23,372          15,792 SH
Zonagen Inc                                             Common                      98975L108           232,363         202,055 SH





                             ** TABLE CONTINUED **

                                 SC-BVI PARTNERS
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2003

                                                                         ITEM 6:                                 ITEM 8:
                                                                    INVESTMENT DISCRETION                VOTING AUTHORITY SHARES
                                                                   (b) Shares                ITEM 7:
                  ITEM 1:                                        as Defined    (c) Shared  Managers
               Name of Issuer                      (a) Sole       in Instr. V     Other    See Instr. V (a) Sole (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------------
24/7 Real Media Inc.                                     108,000      --         --        --            108,000       --     --
Aames Financial Corp.                                     33,600      --         --        --             33,600       --     --
Aames Financial Corp.
                                                       3,988,000      --         --        --          3,988,000       --     --
ACTV Inc.                                                 30,030      --         --        --             30,030       --     --
Allied Material Corp.                                     67,217      --         --        --             67,217       --     --
Ambassadors International, Inc.                           14,000      --         --        --             14,000       --     --
American Bank Note Holographic Inc                        21,560      --         --        --             21,560       --     --
Apex Silver Mines Ltd.                                    28,000      --         --        --             28,000       --     --
Arizona Star Resources Corp                              165,360      --         --        --            165,360       --     --
Audiocodes Ltd                                           164,920      --         --        --            164,920       --     --
Baycorp Holdings Ltd.                                     30,567      --         --        --             30,567       --     --
Biocryst Pharmaceuticals, Inc                            171,042      --         --        --            171,042       --     --
Caliper Technology                                        40,500      --         --        --             40,500       --     --
Caraco Phamaceutical Lab                                  13,500      --         --        --             13,500       --     --
Catalytica Energy Systems                                 41,900      --         --        --             41,900       --     --
Chief Consolidated Mining Co.                            420,000      --         --        --            420,000       --     --
CINAR Corp                                               168,000      --         --        --            168,000       --     --
Clarent Corp                                             100,240      --         --        --            100,240       --     --
Cnon Resources Corp.                                      10,370      --         --        --             10,370       --     --
Compucom System Inc.                                      13,500      --         --        --             13,500       --     --
Corvas International Inc.                                333,180      --         --        --            333,180       --     --
Crawford & Co.                                            92,592      --         --        --             92,592       --     --
Crystlex Inc.                                              8,150      --         --        --              8,150       --     --
Cygne Designs Inc.                                        15,120      --         --        --             15,120       --     --
Delta Financial Corp.                                     11,973      --         --        --             11,973       --     --
Discovery Partner Int'l Inc.                               5,842      --         --        --              5,842       --     --
DUSA Phamaceuticals Inc.                                  99,804      --         --        --             99,804       --     --
Empire Energy Corp.                                      152,600      --         --        --            152,600       --     --
Entrust Inc.                                              54,000      --         --        --             54,000       --     --
EP Medsystems, Inc.                                      177,894      --         --        --            177,894       --     --
ESG Re Ltd.                                              703,280      --         --        --            703,280       --     --
First Union Real Estate Equity and Mortgage Investors    126,500      --         --        --            126,500       --     --
Freeport-McMoran Copper & Gold, Inc.                      13,500      --         --        --             13,500       --     --
Gold Field Ltd                                            37,800      --         --        --             37,800       --     --
Goldcorp Inc.                                             14,500      --         --        --             14,500       --     --
Grace W R & Co.                                          125,500      --         --        --            125,500       --     --
Harmony Gold                                              13,500      --         --        --             13,500       --     --
Integrated Telecom Exp Inc                               364,488      --         --        --            364,488       --     --
Jacksonville Bancorp, Inc.                                 3,276      --         --        --              3,276       --     --
Kadus Pharmaceuticals                                     56,504      --         --        --             56,504       --     --
Liberate Technologies                                    216,000      --         --        --            216,000       --     --
Liquid Audio, Inc.                                        87,640      --         --        --             87,640       --     --
London Pacific Group Ltd                                 131,712      --         --        --            131,712       --     --
Max Worldwide Inc.                                       234,360      --         --        --            234,360       --     --
Maxxam Inc.                                               25,200      --         --        --             25,200       --     --
Media Arts Group Inc                                       2,184      --         --        --              2,184       --     --
Metris Co Inc.                                            27,000      --         --        --             27,000       --     --
Miix Group Inc.                                          115,518      --         --        --            115,518       --     --
MIPS Technologies                                         85,620      --         --        --             85,620       --     --
MM Companies, Inc.                                        33,656      --         --        --             33,656       --     --
Molex Inc.                                                75,330      --         --        --             75,330       --     --
Mutual Risk Mgmt Ltd.                                  1,256,156      --         --        --          1,256,156       --     --
Nash Finch Co.                                            45,790      --         --        --             45,790       --     --
NCRIC Group Inc                                           54,600      --         --        --             54,600       --     --
Netratings Inc                                            14,500      --         --        --             14,500       --     --
Newmont Mining Corp.                                      22,300      --         --        --             22,300       --     --
Noeomagic Corp.                                           54,000      --         --        --             54,000       --     --
Northgate Exploration Ltd                                 28,000      --         --        --             28,000       --     --
Onvia.com Inc                                             34,190      --         --        --             34,190       --     --
Pep Boy Manny Moe & Jack                                  16,200      --         --        --             16,200       --     --

                                 SC-BVI PARTNERS
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2003

                                                                         ITEM 6:                                 ITEM 8:
                                                                    INVESTMENT DISCRETION                VOTING AUTHORITY SHARES
                                                                   (b) Shares                ITEM 7:
                  ITEM 1:                                        as Defined    (c) Shared  Managers
               Name of Issuer                      (a) Sole       in Instr. V     Other    See Instr. V (a) Sole (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------------
Personnel Group of America Inc.                          859,341      --         --        --            859,341       --     --
Personnel Group of America Inc.
                                                       1,120,000      --         --        --          1,120,000       --     --
Pharmacyclics Inc                                         84,000      --         --        --             84,000       --     --
Pomeroy Computer Resources Inc                           174,495      --         --        --            174,495       --     --
Progress Financial Corp.                                  57,120      --         --        --             57,120       --     --
Rio Alto Resources International Inc.                    345,520      --         --        --            345,520       --     --
SCPIE Holdings Inc.                                      323,796      --         --        --            323,796       --     --
Selectica Inc.                                            54,000      --         --        --             54,000       --     --
Tanning Tech. Corp.                                          220      --         --        --                220       --     --
Texas Genco Holdings Inc.                                 76,370      --         --        --             76,370       --     --
Travis Boats & Motor Inc.                                162,000      --         --        --            162,000       --     --
Wheaton River Minerals Ltd.                               56,000      --         --        --             56,000       --     --
Windmill & Co Inc                                         15,792      --         --        --             15,792       --     --
Zonagen Inc                                              202,055      --         --        --            202,055       --     --




                              ** TABLE COMPLETE **